As filed with the Securities and Exchange Commission on August 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2005 (Unaudited)
Summit Nasdaq-100 Index Fund
	Shares or
	Principal	Value
COMMON STOCKS - 97.5%
Consumer Discretionary - 20.0%
Amazon.Com, Inc. (a)	3,568	$118,029
Apollo Group, Inc. (a)	2,468	193,047
Bed Bath & Beyond, Inc. (a)	5,332	222,771
Career Education Corp. (a)	1,374	50,302
Comcast Corp. (a)	12,532	384,732
Dollar Tree Stores, Inc. (a)	1,432	34,368
eBay, Inc. (a)	13,190	435,402
EchoStar Communications Corp. (a)	2,938	88,581
Garmin Ltd.	1,321	56,473
IAC/InterActiveCorp (a)	8,995	216,330
Lamar Advertising Co. (a)	1,121	47,945
Liberty Global, Inc. (a)	2,328	108,648
NTL, Inc. (a)	1,259	86,141
Petsmart, Inc.	1,904	57,786
Pixar (a)	1,532	76,677
Ross Stores, Inc.	1,913	55,305
Sears Holdings Corporation (a)	2,274	340,804
Sirius Satellite Radio, Inc. (a)	18,039	116,893
Staples, Inc.	6,609	140,904
Starbucks Corp. (a)	7,276	375,878
Wynn Resorts Ltd (a)	1,409	66,603
XM Satellite Radio Holdings, Inc. - Class A (a)	2,780	93,575
		3,367,194
Consumer Staples - 1.4%
Costco Wholesale Corp.	3,255	145,889
Whole Foods Market, Inc.	807	95,468
		241,357
Health Care - 12.2%
Amgen, Inc. (a)	7,577	458,105
Biogen Idec, Inc. (a)	4,774	164,464
Biomet, Inc.	4,490	155,534
Chiron Corp. (a)	3,441	120,057
Dentsply International, Inc.	1,021	55,134
Express Scripts, Inc. (a)	1,786	89,264
Genzyme Corp. (a)	4,016	241,321
Gilead Sciences, Inc. (a)	5,856	257,605
Invitrogen Corp. (a)	636	52,972
Lincare Holdings, Inc. (a)	1,276	52,112
Medimmune, Inc. (a)	3,505	93,654
Millennium Pharmaceuticals, Inc. (a)	4,418	40,955
Patterson Companies, Inc. (a)	1,734	78,169
Teva Pharmaceutical Industries, Ltd. - ADR	6,061	188,740
		2,048,086
Industrials - 3.1%
American Power Conversion Corp.	2,533	59,754
CH Robinson Worldwide, Inc.	1,111	64,660
Cintas Corp.	2,714	104,760
Expeditors International Washington, Inc.	1,379	68,688
Fastenal Co.	956	58,565
Paccar, Inc.	2,565	174,420
		530,847
Information Technology - 56.0%
Adobe Systems, Inc.	6,302	180,363
Altera Corp. (a)	6,899	136,738
Apple Computer, Inc. (a)	14,992	551,856
Applied Materials, Inc.	11,352	183,675
ATI Technologies, Inc. (a)	3,230	38,276
Autodesk, Inc.	3,175	109,125
BEA Systems, Inc. (a)	4,943	43,400
Broadcom Corp. (a)	3,248	115,336
CDW Corp.	1,139	65,026
Check Point Software Technologies (a)	3,351	66,350
Cisco Systems, Inc. (a)	30,368	580,332
Citrix Systems, Inc. (a)	2,651	57,421
Cognizant Technology Solutions Corp. (a)	1,707	80,451
Comverse Technology, Inc. (a)	2,702	63,902
Dell, Inc. (a)	11,898	470,090
Electronic Arts, Inc. (a)	4,056	229,610
Fiserv, Inc. (a)	3,223	138,428
Flextronics International Ltd. (a)	7,999	105,667
Intel Corp.	28,676	747,297
Intersil Corp.	2,003	37,596
Intuit, Inc. (a)	3,105	140,067
JDS Uniphase Corp. (a)	21,593	32,821
Juniper Networks, Inc. (a)	4,651	117,112
KLA-Tencor Corp.	3,119	136,300
Lam Research Corp. (a)	1,853	53,626
Linear Technology Corp.	5,407	198,383
Marvell Technology Group Ltd. (a)	3,394	129,108
Maxim Integrated Products, Inc.	6,005	229,451
Mercury Interactive Corp. (a)	1,184	45,418
Microchip Technology, Inc.	2,261	66,971
Microsoft Corp.	48,870	1,213,931
Molex, Inc.	1,302	33,904
Network Appliance, Inc. (a)	4,941	139,682
Novellus Systems, Inc. (a)	1,878	46,405
Oracle Corp. (a)	28,653	378,220
Paychex, Inc.	4,726	153,784
QLogic Corp. (a)	1,243	38,371
QUALCOMM, Inc.	26,108	861,825
Research In Motion Ltd. (a)	2,473	182,384
SanDisk Corp. (a)	1,969	46,724
Sanmina-SCI Corporation (a)	7,326	40,073
Siebel Systems, Inc.	7,839	69,767
Sun Microsystems, Inc. (a)	19,307	72,015
Symantec Corp. (a)	9,686	210,574
Synopsys, Inc. (a)	1,791	29,856
Telefonaktiebolaget LM Ericsson - ADR	1,694	54,123
Tellabs, Inc. (a)	3,132	27,248
VeriSign, Inc. (a)	3,162	90,939
Veritas Software Corp. (a)	5,680	138,592
Xilinx, Inc.	6,087	155,219
Yahoo!, Inc. (a)	8,703	301,559
		9,435,391
Materials - 0.5%
Sigma-Aldrich Corp.	874	48,979
Smurfit-Stone Container Corp. (a)	3,280	33,357
		82,336
Telecommunication Services - 4.3%
Level 3 Communications, Inc. (a)	8,946	18,161
MCI, Inc. (a)	4,620	118,780
Nextel Communications, Inc. (a)	18,343	592,662
		729,603
TOTAL COMMON STOCKS (Cost $16,592,454)		$16,434,814
INVESTMENT COMPANIES - 0.7%
Unit Investment Trusts- 0.7%
Nasdaq-100 Index Tracking Stock (d)	3,118	114,711
TOTAL INVESTMENT COMPANIES (Cost $106,806)		$114,711
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 0.6%
Northern Institutional Diversified Assets Portfolio (d)	99,183	99,183
U.S. Treasury Obligations - 0.6%
U.S. Treasury Bill
3.078%, 09/15/2005 (d)	$100,000	99,367
TOTAL SHORT TERM INVESTMENTS (Cost $198,560)		198,550
Total Investments (Cost $16,897,820) (b) - 99.4%		16,748,075
Northern Institutional Liquid Asset Portfolio (c) - 8.3%		1,403,335
Other Liabilities in Excess of Assets - (7.7%)		(1,298,223)
TOTAL NET ASSETS - 100.0%		$16,853,187

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing security.
(b)
For federal income tax purposes, cost is $17,058,469 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $3,512,366 and ($3,830,446) , respectively, with a net appreciation/(depreciation) of ($318,080).

(c)
This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $1,352,319, $1,403,335, and $0, respectively.

(d)	Securities and other assets with an aggregate value of $300,600 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2005:

		Unrealized Appreciation/
Type	Contracts	(Depreciation)
Nasdaq-100 Index (09/05)	2	$ (7,686)

Schedule of Investments
June 30, 2005 (Unaudited)
Summit Everest Fund

	Shares	Value
COMMON STOCKS - 95.6%
Autos & Transportation - 3.3%
CSX Corp.	22,800	$972,648
Union Pacific Corp.	18,100	1,172,880
		2,145,528
Consumer Discretionary - 12.5%
The Gap Inc.	59,300	1,171,175
News Corp.	91,500	1,542,690
Sony Corp. - ADR	44,400	1,529,136
Time Warner, Inc. (a)	90,300	1,508,913
Viacom, Inc. - Class B	46,448	1,487,265
The Walt Disney Co.	34,700	873,746
		8,112,925
Consumer Staples - 7.8%
Anheuser-Busch Companies, Inc.	22,700	1,038,525
The Coca-Cola Co.	32,000	1,336,000
Kraft Foods, Inc.	43,700	1,390,097
Unilever NV - ADR	20,600	1,335,498
		5,100,120
Energy - 10.9%
Anadarko Petroleum Corp.	8,200	673,630
Baker Hughes, Inc.	17,500	895,300
ChevronTexaco Corp.	23,756	1,328,436
ConocoPhillips	12,554	721,729
Devon Energy Corp.	17,200	871,696
Nabors Industries Ltd. (a)	15,900	963,858
Unocal Corp.	13,400	871,670
Weatherford International Ltd. (a)	12,900	747,942
		7,074,261
Financials - 28.2%
Alliance Capital Management Holding LP	31,100	1,453,614
Bank of America Corp.	18,600	848,346
The Bank of New York Co., Inc.	43,400	1,249,052
Citigroup, Inc.	31,400	1,451,622
Equity Residential	44,400	1,634,808
Freddie Mac	19,100	1,245,893
The Goldman Sachs Group, Inc.	7,300	744,746
J.P. Morgan Chase & Co.	41,364	1,460,977
MBNA Corp.	47,500	1,242,600
Mellon Financial Corp.	35,700	1,024,233
Morgan Stanley	17,800	933,966
New York Community Bancorp, Inc.	37,100	672,252
PNC Financial Services Group	22,900	1,247,134
The St. Paul Travelers Companies Inc.	39,600	1,565,388
Washington Mutual, Inc.	9,000	366,210
Wells Fargo & Co.	19,800	1,219,284
		18,360,125
Healthcare - 6.0%
Bristol-Myers Squibb Co.	29,300	731,914
GlaxoSmithKline PLC - ADR	24,100	1,169,091
Merck & Co., Inc.	17,500	539,000
Pfizer, Inc.	53,100	1,464,498
		3,904,503

Materials & Processing - 4.0%
Alcan, Inc.	31,800	954,000
The Dow Chemical Co.	14,400	641,232
EI Du Pont de Nemours & Co.	24,100	1,036,541
		2,631,773
Producer Durables - 5.3%
Deere & Co.	22,300	1,460,427
General Electric Co.	36,800	1,275,120
SPX Corp.	16,200	744,876
		3,480,423
Technology - 9.6%
Electronic Data Systems Corp.	28,500	548,625
Hewlett-Packard Co.	58,200	1,368,282
Intel Corp.	42,600	1,110,156
International Business Machines Corp.	11,400	845,880
Microsoft Corp.	57,500	1,428,300
Nokia OYJ - ADR	58,500	973,440
		6,274,683
Utilities - 8.0%
Cinergy Corp.	15,800	708,156
Comcast Corp. (a)	28,800	862,560
SBC Communications, Inc.	69,600	1,653,000
The Southern Co.	9,300	322,431
Verizon Communications, Inc.	47,200	1,630,760
		5,176,907
TOTAL COMMON STOCKS (Cost $57,400,451)		62,261,248

SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Diversified Assets Portfolio	2,239,395	2,239,395
TOTAL SHORT TERM INVESTMENTS (Cost $2,239,395)		2,239,395
Total Investments (Cost $59,639,846) (b) - 99.1%		64,500,643
Other Assets in Excess of Liabilities - 0.9%		600,666
TOTAL NET ASSETS - 100.0%		$65,101,309

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing security.
(b)	For federal income tax purposes, cost is $59,685,084 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $7,114,384 and ($2,298,825) , respectively, with a net appreciation/(depreciation) of $4,815,559.

Schedule of Investments
June 30, 2005 (Unaudited)
Summit Bond Fund
	Shares or
	Principal	Value
COMMON STOCKS - 0.3%
Diversified Telecommunication Services - 0.3%
MCI, Inc. (a)	13,029	$334,976
TOTAL COMMON STOCKS (Cost $246,032)		334,976
PREFERRED STOCKS - 0.2%
Media - 0.2%
Paxson Communications Corp. 14.25% Payment-in-Kind	37.9	244,262
TOTAL PREFERRED STOCKS (Cost $290,025)		244,262

ASSET BACKED SECURITIES - 2.6%
America West Airlines, Inc.
Series 2001-1, 7.100%, 10/02/2022	$627,132	664,122
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	246,391	249,825
Continental Airlines, Inc.
Series 2003-ERJ1, 7.875%, 01/02/2020	696,237	656,002
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (d)	805,625	498,899
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	500,000	491,925
TOTAL ASSET BACKED SECURITIES (Cost $2,822,926)		2,560,773
CONVERTIBLE BONDS - 0.2%
Media - 0.2%
Charter Communications, Inc.
4.750%, 06/01/2006	187,000	186,065
TOTAL CONVERTIBLE BONDS (Cost $180,767)		186,065
CORPORATE BONDS - 42.2%
Auto Components - 2.5%
Accuride Corp.
8.500%, 02/01/2015	375,000	366,562
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	600,000	528,000
DaimlerChrysler NA Holding Corp.
6.500%, 11/15/2013	750,000	811,656
Lear Corp.
8.110%, 05/15/2009	700,000	723,828
		2,430,046
Building Products - 0.2%
Compression Polymers Holding Corp.
10.500%, 07/01/2013 (e)	187,000	189,805
Chemicals - 2.2%
ICI Wilmington, Inc.
5.625%, 12/01/2013	750,000	778,153
Lubrizol Corp.
7.250%, 06/15/2025	700,000	817,171
PQ Corp.
7.500%, 02/15/2013 (d)	94,000	92,355
Resolution Performance Products LLC
13.500%, 11/15/2010	375,000	403,125
		2,090,804
Construction Materials - 0.3%
Werner Holding Co., Inc.
10.000%, 11/15/2007	375,000	259,688
Diversified Financial Services - 4.1%
Block Financial Corp.
5.125%, 10/30/2014	490,000	487,276
Bunge Ltd Finance Corp.
7.800%, 10/15/2012	700,000	833,367
Ford Motor Credit Co.
5.700%, 01/15/2010	350,000	322,819
General Motors Acceptance Corp.
5.850%, 01/14/2009	750,000	703,058
7.750%, 01/19/2010	375,000	366,579
RH Donnelley Finance Corp I
8.875%, 12/15/2010	187,000	204,298
10.875%, 12/15/2012 (d)	187,000	217,388
Sprint Capital Corp.
7.625%, 01/30/2011	750,000	856,559
		3,991,344
Diversified Telecommunication Services - 1.7%
MCI, Inc.
6.908%, 05/01/2007	375,000	380,156
Qwest Communications International Inc.
7.500%, 02/15/2014	375,000	354,844
TELUS Corp.
8.000%, 06/01/2011	750,000	877,127
		1,612,127
Electric Utilities - 3.1%
AES Corp.
9.375%, 09/15/2010	375,000	424,687
FirstEnergy Corp.
6.450%, 11/15/2011	760,000	830,396
Kern River Funding Corp.
6.676%, 07/31/2016 (d)	125,931	136,307
Mirant Americas Generation LLC
9.125%, 05/01/2031	375,000	405,938
Mirant Corp.
7.900%, 07/15/2009 (b) (d)	375,000	307,500
Nevada Power Co.
6.500%, 04/15/2012	94,000	98,230
Sierra Pacific Power Co.
6.250%, 04/15/2012	94,000	96,585
TXU Corp.
5.550%, 11/15/2014 (d)	750,000	727,392
		3,027,035
Electrical Equipment - 0.8%
Ametek, Inc.
7.200%, 07/15/2008	750,000	803,979
Electronic Equipment & Instruments - 1.1%
Jabil Circuit, Inc.
5.875%, 07/15/2010	1,050,000	1,087,460
Energy Equipment & Services - 0.2%
Aventine Renewable Energy
9.010%, 12/15/2011 (c) (d)	188,000	180,480
Food & Staples Retailing - 0.7%
Albertson's, Inc.
8.000%, 05/01/2031	350,000	424,326
Avado Brands, Inc.
9.750%, 06/01/2006 (b)	375,000	33,750
Del Monte Corp.
6.750%, 02/15/2015 (d)	188,000	191,760
		649,836
Food Products - 0.3%
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (d)	375,000	301,875
Health Care Equipment & Supplies - 1.2%
Beckman Coulter, Inc.
6.875%, 11/15/2011	700,000	785,699
Fisher Scientific International
8.000%, 09/01/2013	375,000	428,437
		1,214,136
Health Care Providers & Services - 0.7%
Davita, Inc.
7.250%, 03/15/2015 (d)	94,000	96,585
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	203,510
Medco Health Solutions, Inc.
7.250%, 08/15/2013	350,000	393,994
		694,089
Hotels Restaurants & Leisure - 1.6%
American Restaurant Group, Inc.
11.500%, 11/01/2006 (b)	500,000	315,000
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	375,000	327,187
Landry's Restaurants, Inc.
7.500%, 12/15/2014	375,000	362,813
MGM Mirage Inc.
6.750%, 09/01/2012	375,000	386,250
Station Casinos, Inc.
6.000%, 04/01/2012	188,000	190,820
		1,582,070
Household Durables - 1.7%
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	357,303
NVR, Inc.
5.000%, 06/15/2010	490,000	491,686
Technical Olympic USA, Inc.
9.000%, 07/01/2010	425,000	437,219
WCI Communities, Inc.
6.625%, 03/15/2015	375,000	343,125
		1,629,333
Insurance - 3.6%
American Financial Group Inc.
7.125%, 04/15/2009	750,000	817,466
Farmers Insurance Exchange
6.000%, 08/01/2014 (d)	700,000	729,419
North Front Pass-through Trust
5.810%, 12/15/2024 (c) (d)	1,050,000	1,081,945
USF&G Capital II
8.470%, 01/10/2027	760,000	828,085
		3,456,915
Media - 5.3%
Cadmus Communications Corp.
8.375%, 06/15/2014	187,000	192,376
Charter Communications Operating LLC/Capital
8.000%, 04/30/2012 (d)	187,000	186,065
Comcast Corp.
5.300%, 01/15/2014	250,000	257,002
Cox Communications Inc.
5.450%, 12/15/2014	700,000	714,473
CSC Holdings Inc.
8.125%, 08/15/2009	375,000	379,687
Dex Media West/Finance Co.
9.875%, 08/15/2013	182,000	207,480
News America, Inc.
5.300%, 12/15/2014	1,139,000	1,168,627
Paxson Communications Corp.
0.000%/12.250% Step Bond due 01/15/2009	188,000	175,780
TCI Communications, Inc.
8.750%, 08/01/2015	760,000	974,912
Time Warner, Inc.
6.875%, 05/01/2012	760,000	857,600
		5,114,002
Metals & Mining - 0.4%
Falconbridge Ltd.
7.350%, 06/05/2012	375,000	421,438
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp.
7.625%, 04/15/2006	187,000	175,312
10.500%, 05/15/2006	375,000	360,000
		535,312
Oil & Gas - 5.5%
Canadian Oil Sands
5.800%, 08/15/2013 (d)	700,000	734,821
Duke Capital LLC
5.668%, 08/15/2014	700,000	727,217
Enterprise Products Operating L.P.
5.600%, 10/15/2014	700,000	720,336
Nexen, Inc.
5.875%, 03/10/2035	560,000	569,134
Northwest Pipeline Corp.
8.125%, 03/01/2010	187,000	202,895
Pemex Project Funding Master Trust
8.000%, 11/15/2011	750,000	852,000
Plains All American Pipeline LP
5.625%, 12/15/2013	700,000	724,930
Stone Energy Corp.
6.750%, 12/15/2014	375,000	364,687
Williams Companies, Inc.
7.125%, 09/01/2011	375,000	405,000
		5,301,020
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise
6.016%, 10/15/2012 (c) (d)	93,000	93,930
Real Estate - 1.4%
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	876,203
Iwo Escrow Co.
0.000%, 01/15/2015 (d)	188,000	123,140
La Quinta Properties, Inc.
7.000%, 08/15/2012	188,000	194,345
Ventas Realty L.P.
7.125%, 06/01/2015 (d)	113,000	117,520
		1,311,208
Road & Rail - 0.8%
Hertz Corp.
7.625%, 06/01/2012	750,000	736,918
Trading Companies & Distributors - 1.0%
Hughes Supply, Inc.
5.500%, 10/15/2014 (d)	945,000	948,318
Wireless Telecommunication Services - 1.2%
America Movil SA De CV
5.500%, 03/01/2014	750,000	749,941
Cingular Wireless Services, Inc.
7.875%, 03/01/2011	375,000	435,812
		1,185,753
TOTAL CORPORATE BONDS (Cost $40,071,218)		40,848,921
MORTGAGE BACKED SECURITIES - 36.5%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	588,872	560,151
Series 2003-8, 4.750%, 10/25/2033	638,996	603,893
Banc of America Funding Corp.
Series 2003-2, 6.370%, 06/25/2032	639,861	638,827
Banc of America Mortgage Securities
Series 2003-5, 7.500%, 02/25/2031	414,665	427,808
Series 2003-8, 5.500%, 11/25/2033	290,451	292,791
Series 2003-10, 5.000%, 01/25/2019	478,612	476,089
Series 2004-3, 4.875%, 04/25/2019	186,344	181,276
Series 2004-6, 5.500%, 07/25/2034	891,608	905,140
Series 2004-7, 4.976%, 08/25/2019	399,102	392,753
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	2,082,657
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250%, 09/25/2032	579,681	581,314
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	1,046,469	1,061,402
Pool #254273, 5.000%, 03/01/2009	755,247	763,154
Pool #254340, 5.500%, 05/01/2012	521,035	536,382
Pool #481582, 6.500%, 02/01/2029	203,923	211,766
Pool #545015, 6.000%, 06/01/2016	684,476	707,930
Pool #545579, 4.500%, 03/01/2017	1,847,280	1,842,263
Pool #727360, 5.500%, 08/01/2018	2,964,915	3,045,406
Series 2002-48B, 6.500%, 10/25/2031	2,700,000	2,775,301
Freddie Mac
Series 2810, 5.500%, 06/15/2034	1,530,060	1,559,612
Freddie Mac (Gold) Pool
Pool #C7-6658, 5.000%, 02/01/2033	309,499	309,993
Pool #E9-1818, 5.000%, 10/01/2017	3,686,204	3,731,751
Pool #E9-6460, 5.000%, 05/01/2018	489,511	495,399
Pool #E9-9160, 4.500%, 09/01/2018	3,238,432	3,226,402
Pool #M8-0866, 5.000%, 11/01/2010	1,163,693	1,179,323
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	336,528	352,298
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (d)	268,889	266,031
Series 2004-J1, 5.250%, 04/25/2034	576,955	580,452
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	249,873	252,666
MASTR Seasoned Securities Trust
Series 2004-1, 6.244%, 08/25/2017	528,911	547,697
Series 2004-1, 6.500%, 08/25/2032	923,631	958,134
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	534,180	527,161
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	566,152	575,301
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	230,468	229,329
Series 2003-A12 Class B3, 5.000%, 11/25/2018	306,706	293,123
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	322,434	312,547
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.126%, 09/25/2033	488,394	477,800
Structured Asset Securities Corp.
Series 2003-20, 5.380%, 07/25/2033	696,803	688,484
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	657,465	674,511
TOTAL MORTGAGE BACKED SECURITIES (Cost $35,009,050)		35,324,317
U.S. GOVERNMENT AGENCY ISSUES - 2.1%
Federal Home Loan Bank
3.875%, 01/15/2010	2,000,000	1,994,022
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,995,000)		1,994,022
U.S. TREASURY OBLIGATIONS - 11.7%
U.S. Treasury Bond - 0.4%
5.250%, 02/15/2029	300,000	343,113
U.S. Treasury Note - 11.3%
5.875%, 11/15/2005	300,000	302,789
2.000%, 05/15/2006	2,000,000	1,974,376
7.000%, 07/15/2006	2,000,000	2,069,296
2.625%, 11/15/2006	2,200,000	2,171,039
3.125%, 01/31/2007	500,000	496,055
3.125%, 04/15/2009	3,400,000	3,331,867
4.250%, 11/15/2014	630,000	644,791
		10,990,213
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,355,278)		11,333,326
SHORT TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Northern Institutional Diversified Assets Portfolio	2,984,324	2,984,324
TOTAL SHORT TERM INVESTMENTS (Cost $2,984,324)		2,984,324
Total Investments (Cost $94,954,620) (f) - 98.9%		95,810,986
Northern Institutional Liquid Asset Portfolio (g) - 24.7%		23,914,527
Other Liabilities in Excess of Assets - (23.6%)		(22,839,508)
TOTAL NET ASSETS - 100.0%		$96,886,005

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing security.
(b)	Security in default.
(c)	Variable rate security.
(d)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Valued in good faith under procedures adopted by the Board of Directors.
(f)	For federal income tax purposes, cost is $95,563,908 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $1,540,077 and ($1,292,999), respectively, with a net appreciation/(depreciation) of $247,078.
(g)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $25,338,561, $23,914,527, and $1,873,661, respectively.

Schedule of Investments
June 30, 2005 (Unaudited)
Summit Short-Term Government Fund

	Shares or
	Principal	Value
U.S. TREASURY OBLIGATIONS - 38.7%
U.S. Treasury Notes - 38.7%
5.750%, 11/15/2005	$2,000,000	$2,017,734
4.625%, 05/15/2006	2,000,000	2,018,750
2.375%, 08/15/2006	1,000,000	986,953
2.875%, 11/30/2006	2,000,000	1,979,610
3.375%, 02/28/2007	1,000,000	995,625
3.250%, 08/15/2007	1,000,000	991,914
3.000%, 02/15/2009	2,000,000	1,953,282
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,032,574)		10,943,868
U.S. GOVERNMENT AGENCY ISSUES - 22.8%
Fannie Mae
2.875%, 10/15/2005	2,500,000	2,495,595
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,964,702
Freddie Mac
2.875%, 09/15/2005	2,000,000	1,997,452
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,502,780)		6,457,749
MORTGAGE BACKED SECURITIES - 35.8%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	236,046	238,516
Pool #254187, 5.000%, 01/01/2009	521,876	527,337
Pool #254227, 5.000%, 02/01/2009	170,090	171,871
Pool #254340, 5.500%, 05/01/2012	376,303	387,387
Pool #545579, 4.500%, 03/01/2017	1,231,520	1,228,175
Pool #546478, 7.000%, 12/01/2029	997,894	1,057,593
Freddie Mac
Series 2534 Class MF, 3.620%, 09/15/2030	493,479	493,871
Series 2550 Class FI, 3.570%, 11/15/2032	1,007,215	1,011,847
Series 2791 Class KA, 4.000%, 11/15/2015	617,392	616,908
Series 2858 Class OP, 4.000%, 03/15/2020	681,840	679,925
Series 2877 Class WF, 3.620%, 10/15/2034	952,370	950,539
Series 2950 Class FM, 3.520%, 03/15/2035	1,955,818	1,957,087
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	351,899	353,549
Pool #E9-6460, 5.000%, 05/01/2018	456,877	462,373
Ginnie Mae
Pool #34862, 9.500%, 09/15/2009	8,883	9,476
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,115,695)		10,146,454
SHORT TERM INVESTMENTS - 2.2%
Northern Institutional Government Select Portfolio	615,576	615,576
TOTAL SHORT TERM INVESTMENTS (Cost $615,576)		615,576
Total Investments (Cost $28,266,625) (a) - 99.5%		28,163,647
Northern Institutional Liquid Asset Portfolio (b) - 39.7%		11,226,578
Other Liabilities in Excess of Assets - (39.2%)		(11,097,226)
TOTAL NET ASSETS - 100.0%		$28,292,999

Footnotes

Percentages are stated as a percent of net assets.

(a)	For federal income tax purposes, cost is $28,266,625 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $87,926 and ($190,904) , respectively, with a net appreciation/(depreciation) of ($102,978).
(b)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,030,158, $11,226,578, and $22,162, respectively.

Schedule of Investments
June 30, 2005 (Unaudited)
Summit High Yield Bond Fund
	Shares or
	Principal	Value
COMMON STOCKS - 6.8%
Construction Materials - 0.6%
Simonds Industries, Inc. (Acquired 04/08/1997, Cost $1,000,000) (a) (e) (f) (i)	2,746	$118,078
Electrical Equipment - 2.5%
High Voltage Engineering Corporation (a)	62,000	465,000
Insurance - 2.9%
Conseco, Inc. (a)	25,000	545,500
Multi-Utilities & Unregulated Power - 0.8%
NRG Energy, Inc. (a)	4,000	150,400
TOTAL COMMON STOCKS (Cost $1,882,933)		1,278,978
PREFERRED STOCKS - 2.0%
Media - 2.0%
Paxson Communications Corp. 14.25% Payment-in-Kind	57.4	370,093
TOTAL PREFERRED STOCKS (Cost $439,375)		370,093

ASSET BACKED SECURITIES - 3.1%
Atlas Air, Inc.
Series 1998-1, 7.380%, 07/02/2019	$82,906	83,294
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (d)	805,625	498,900
TOTAL ASSET BACKED SECURITIES (Cost $785,013)		582,194
CONVERTIBLE BONDS - 1.3%
Media - 1.3%
Charter Communications, Inc.
4.750%, 06/01/2006	250,000	248,750
TOTAL CONVERTIBLE BONDS (Cost $241,667)		248,750
CORPORATE BONDS - 84.8%
Auto Components - 2.6%
Accuride Corp.
8.500%, 02/01/2015	500,000	488,750
Building Products - 1.3%
Compression Polymers Holding Corp.
10.500%, 07/01/2013 (f)	250,000	253,750
Chemicals - 3.5%
PQ Corp.
7.500%, 02/15/2013 (d)	125,000	122,813
Resolution Performance Products LLC
13.500%, 11/15/2010	500,000	537,500
		660,313
Commercial Services & Supplies - 2.8%
Corrections Corporation of America
7.500%, 05/01/2011	500,000	520,625
Construction Materials - 4.5%
Texas Industries, Inc.
7.250%, 07/15/2013	500,000	512,500
Werner Holding Co., Inc.
10.000%, 11/15/2007	500,000	346,250
		858,750
Diversified Financial Services - 5.6%
General Motors Acceptance Corp.
7.750%, 01/19/2010	500,000	488,772
RH Donnelley Finance Corp I
8.875%, 12/15/2010 (d)	250,000	273,125
10.875%, 12/15/2012 (d)	250,000	290,625
		1,052,522
Diversified Telecommunication Services - 5.2%
MCI, Inc.
6.908%, 05/01/2007	500,000	506,875
Qwest Communications International Inc.
7.500%, 02/15/2014	500,000	473,125
		980,000
Electric Utilities - 9.4%
AES Corp.
9.375%, 09/15/2010	500,000	566,250
Mirant Americas Generation LLC
9.125%, 05/01/2031	500,000	541,250
Mirant Corp.
7.900%, 07/15/2009 (b) (d)	500,000	410,000
Nevada Power Co.
6.500%, 04/15/2012	125,000	130,625
Sierra Pacific Power Co.
6.250%, 04/15/2012	125,000	128,437
		1,776,562
Energy Equipment & Services - 1.3%
Aventine Renewable Energy
9.010%, 12/15/2011 (c) (d)	250,000	240,000
Food & Staples Retailing - 1.6%
Avado Brands, Inc.
9.750%, 06/01/2006 (b)	500,000	45,000
Del Monte Corp.
6.750%, 02/15/2015 (d)	250,000	255,000
		300,000
Food Products - 2.1%
Land O'Lakes Capital Trust I
7.450%, 03/15/2028 (d)	500,000	402,500
Health Care Equipment & Supplies - 3.0%
Fisher Scientific International
8.000%, 09/01/2013	500,000	571,250
Health Care Providers & Services - 2.1%
Davita, Inc.
7.250%, 03/15/2015 (d)	125,000	128,437
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	270,625
		399,062
Hotels Restaurants & Leisure - 11.5%
American Restaurant Group, Inc.
11.500%, 11/01/2006 (b)	750,000	472,500
Bally Total Fitness Holding Corp.
9.875%, 10/15/2007	500,000	436,250
Landry's Restaurants, Inc.
7.500%, 12/15/2014	500,000	483,750
MGM Mirage Inc.
6.750%, 09/01/2012	500,000	515,000
Station Casinos, Inc.
6.000%, 04/01/2012	250,000	253,750
		2,161,250
Household Durables - 5.7%
Technical Olympic USA, Inc.
9.000%, 07/01/2010	600,000	617,250
WCI Communities, Inc.
6.625%, 03/15/2015	500,000	457,500
		1,074,750
Media - 8.1%
Cadmus Communications Corp.
8.375%, 06/15/2014	250,000	257,187
Charter Communications Operating LLC/Capital
8.000%, 04/30/2012 (d)	250,000	248,750
CSC Holdings Inc.
8.125%, 08/15/2009	500,000	506,250
Dex Media West/Finance Co.
9.875%, 08/15/2013	250,000	285,000
Paxson Communications Corp.
0.000%/12.250% Step Bond due 01/15/2009	250,000	233,750
		1,530,937
Multi-Utilities & Unregulated Power - 3.8%
Calpine Corp.
7.625%, 04/15/2006	250,000	234,375
10.500%, 05/15/2006	500,000	480,000
		714,375
Oil & Gas - 6.9%
Northwest Pipeline Corp.
8.125%, 03/01/2010	250,000	271,250
Stone Energy Corp.
6.750%, 12/15/2014	500,000	486,250
Williams Companies, Inc.
7.125%, 09/01/2011	500,000	540,000
		1,297,500
Paper & Forest Products - 0.7%
Boise Cascade LLC/Boise
6.016%, 10/15/2012 (c) (d)	125,000	126,250
Real Estate - 3.1%
Iwo Escrow Co.
0.000%, 01/15/2015 (d)	250,000	163,750
La Quinta Properties, Inc.
7.000%, 08/15/2012	250,000	258,438
Ventas Realty L.P.
7.125%, 06/01/2015 (d)	150,000	156,000
		578,188
TOTAL CORPORATE BONDS (Cost $15,991,282)		15,987,334
SHORT TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
Northern Institutional Diversified Assets Portfolio	895,024	895,024
TOTAL SHORT TERM INVESTMENTS (Cost $895,024)		895,024
Total Investments (Cost $20,235,294) (g) - 102.7%		19,362,373
Northern Institutional Liquid Asset Portfolio (h) - 37.9%		7,152,032
Other Liabilities in Excess of Assets - (40.6%)		(7,653,468)
TOTAL NET ASSETS - 100.0%		$18,860,937

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing security.
(b)	Security in default.
(c)	Variable rate security.
(d)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Security is considered illiquid. The aggregate value of such securities is $118,078 or 0.6% of total net assets.
(f)	Valued in good faith under procedures adopted by the Board of Directors.
(g)	For federal income tax purposes, cost is $20,235,294 and gross unrealized appreciation and depreciation of securities as of June 30, 2005 was $836,900 and ($1,709,821) , respectively, with a net appreciation/(depreciation) of ($872,921).
(h)	This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $7,625,112, $7,152,032, and $649,050, respectively.
(i)	Represent restricted private placement shares.

Schedule of Investments
June 30, 2005 (Unaudited)
Summit Money Market Fund

	Shares or
	Principal	Value
CERTIFICATES OF DEPOSIT - 18.2%
Bank Of The West
3.100%, 07/01/2005	$4,000,000	$4,000,000
Barclays Bank PLC
3.060%, 08/09/2005	2,000,000	2,000,000
Depfa Bank PLC/New York
3.220%, 02/06/2006	1,000,000	1,000,000
HBOS Treasury Services PLC
3.800%, 07/10/2006	1,500,000	1,500,000
Societe Generale
2.955%, 08/08/2005	2,000,000	2,000,010
3.265%, 03/03/2006	1,000,000	1,000,000
Toronto Dominion Yankee
3.760%, 05/16/2006	1,000,000	999,915
Unicredito Italiano SPA Euro
3.800%, 06/15/2006	1,000,000	1,000,000
Wells Fargo Bank NA
3.100%, 07/08/2005	5,000,000	5,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $18,499,925)		18,499,925
COMMERCIAL PAPER - 38.2%
Apreco LLC
3.320%, 08/08/2005 (a)	5,000,000	4,982,478
Charta Corp.
3.250%, 08/04/2005 (a)	5,000,000	4,984,653
Giro Funding
3.130%, 07/08/2005 (a)	4,000,000	3,997,566
Kitty Hawk Funding Corp.
3.310%, 07/25/2005 (a)	5,000,000	4,988,967
Lake Constance Funding LLC
3.050%, 07/01/2005 (a)	3,000,000	3,000,000
Links Finance LLC
3.400%, 07/01/2005 (a)	2,947,000	2,947,000
RWE AG
2.910%, 08/01/2005 (a)	3,000,000	2,992,482
Sanofi-Aventis
3.310%, 08/03/2005 (a)	3,000,000	2,990,897
UBS Finance Delaware LLC
3.390%, 07/01/2005	5,000,000	5,000,000
Verizon Network Funding
3.210%, 07/07/2005 (a)	3,000,000	2,998,395
TOTAL COMMERCIAL PAPER (Cost $38,882,438)		38,882,438
CORPORATE BONDS - 3.0%
Kimberly Clark Corp.
4.500%, 07/30/2005 (a)	3,000,000	3,002,474
TOTAL CORPORATE BONDS (Cost $3,002,474)		3,002,474
EURO TIME DEPOSITS - 9.4%
Westlb
3.375%, 07/01/2005	9,609,000	9,609,000
TOTAL EURO TIME DEPOSITS (Cost $9,609,000)		9,609,000
FLOATING RATE NOTES - 21.6%
Credit Suisse First Boston/New York
3.380%, 09/09/2005	2,000,000	2,000,092
Depfa Bank PLC
3.420%, 06/15/2009	1,000,000	1,000,000
Goldman Sachs Group, Inc.
3.538%, 08/10/2005 (b)	2,000,000	2,000,000
3.180%, 10/28/2005	1,000,000	1,000,000
IBM Corp.
3.140%, 12/08/2010	1,000,000	999,766
Household Finance Corp.
3.370%, 08/18/2005	3,000,000	3,000,546
Links Finance LLC
3.215%, 05/22/2006	2,000,000	1,999,793
Merrill Lynch & Co.
3.200%, 05/05/2006	5,000,000	5,003,398
Morgan Stanley
3.508%, 11/15/2005	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB
3.270%, 07/16/2010	3,000,000	3,000,000
TOTAL FLOATING RATE NOTES (Cost $22,003,595)		22,003,595
MEDIUM TERM NOTES - 2.0%
American Honda Finance
3.404%, 06/22/2006 (a)	2,000,000	2,000,000
TOTAL MEDIUM TERM NOTES (Cost $2,000,000)		2,000,000
MORTGAGE BACKED SECURITIES - 2.0%
Fannie Mae
Pool #760748, 3.050%, 07/01/2005	2,000,000	2,000,000
TOTAL MORTGAGE BACKED SECURITIES (Cost $2,000,000)		2,000,000
U.S. GOVERNMENT AGENCY ISSUES - 4.9%
Fannie Mae
3.040%, 09/07/2006	1,000,000	998,882
Freddie Mac
3.083%, 10/07/2005	4,000,000	4,000,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,998,882)		4,998,882
MONEY MARKET FUNDS - 0.1%
Northern Institutional Diversified Assets Portfolio	150,908	150,908
TOTAL MONEY MARKET FUNDS (Cost $150,908)		150,908
Total Investments (Cost $101,147,222) - 99.4%		101,147,222
Other Assets in Excess of Liabilities - 0.6%		614,546
TOTAL NET ASSETS - 100.0%		$101,761,768

Footnotes

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations ("NRSO"), or if one NRSO rates the security, by that NRSO.
(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid for not meeting the required criteria adopted by the Fund's
Board to be classified a liquid security and represents 2% of total net assets. The aggregate of such securities are limited to 10% of net assets.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date:  August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: August 29, 2005

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: August 29, 2005